Contingencies - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Accrual for environmental loss contingencies, gross	$ 17.1	$ 21.9
Accrued environmental loss contingencies, current	3.8	9.5
Accrued environmental loss contingencies, noncurrent	$ 13.3	$ 12.4